Income Taxes (Details) - Schedule of reconciliation of the federal income tax rate to the Company’s effective tax rate	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of the Federal Income Tax Rate to the Company’s Effective Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit		4.34%
Prior year true up		(0.58%)
Change in fair value of warrants		(20.26%)	(27.57%)
Penalties on franchise tax obligations		0.05%
Other permanent differences			1.85%
Valuation allowance		3.80%	4.80%
Effective tax rate		8.35%	0.00%